UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5582

Oppenheimer Cash Reserves

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

	Final Legal
	Maturity Date*	Maturity Date**	Principal Amount	Value
Certificates of Deposit—40.0%
Yankee Certificates of Deposit—40.0%
Aust & NZ Banking Group, Grand Cayman, 0.13%	5/6/15	5/6/15	$29,000,000	$29,000,000
Bank of Nova Scotia, Houston TX:
0.26%[1]	5/1/15	7/6/15	14,000,000	14,000,000
0.33%[1]	5/1/15	3/23/16	10,000,000	10,000,000
0.396%[1]	7/13/15	1/11/16	2,000,000	2,001,055
Canadian Imperial Bank of Commerce NY:
0.251%[1]	5/26/15	6/26/15	18,500,000	18,500,000
0.269%[1]	5/14/15	9/14/15	10,000,000	10,000,000
DnB Bank ASA NY, 0.12%	5/5/15	5/5/15	25,000,000	25,000,000
DZ Bank, NewYork, 0.27%	8/26/15	8/26/15	10,000,000	10,000,000
Mitsubishi UFJ TR & BK NY:
0.24%[2]	5/6/15	5/6/15	15,000,000	15,000,000
0.24%[2]	5/7/15	5/7/15	15,400,000	15,400,000
0.24%[2]	5/4/15	5/4/15	8,000,000	8,000,000
Nordea Bank Finland plc, New York:
0.27%	9/1/15	9/1/15	15,200,000	15,200,000
0.27%	8/21/15	8/21/15	18,600,000	18,600,000
Royal Bank of Canada, 0.55%	5/1/15	5/1/15	2,000,000	2,000,000
Royal Bank of Canada, New York, 0.288%[1]	5/6/15	1/6/16	20,000,000	20,000,000
Skandinaviska Enskilda Bank, New York, 0.25%	7/2/15	7/2/15	15,000,000	15,000,000
Sumitomo Mutsui Bank NY:
0.23%	5/1/15	5/1/15	13,600,000	13,600,000
0.27%	7/27/15	7/27/15	1,500,000	1,500,000
Svenska Handelsbanken, Grand Cayman, 0.05%	5/1/15	5/1/15	9,400,000	9,400,000
Svenska Handelsbanken, New York, 0.28%	9/21/15	9/21/15	10,000,000	9,999,603
Toronto Dominion Bank, New York, 0.27%	6/1/15	6/1/15	1,500,000	1,500,000
Wells Fargo Bank NA:
0.31%[1]	5/1/15	10/22/15	10,000,000	10,000,000
0.311%[1]	5/5/15	5/2/16	16,500,000	16,500,000
Westpac Banking Corp., New York:
0.28%[1]	5/21/15	10/21/15	15,000,000	15,000,000
0.281%[1]	5/3/15	11/3/15	4,800,000	4,800,000
0.311%[1]	5/27/15	5/27/16	17,600,000	17,600,000
Total Certificates of Deposit (Cost $327,600,658)				327,600,658

Direct Bank Obligations—18.0%
Commonwealth Bank of Australia:
0.275%[1,3]	6/16/15	6/16/15	5,700,000	5,700,000
0.28%[1,3]	5/12/15	12/7/15	9,000,000	9,000,000
Credit Agricole Corporate & Investment Bank, New York Branch, 0.14%	5/1/15	5/1/15	16,000,000	16,000,000
DnB Bank ASA, 0.326%[3]	10/1/15	10/1/15	9,500,000	9,486,878
HSBC USA, Inc.:
0.24%	5/4/15	5/4/15	1,500,000	1,499,970
0.271%	5/22/15	5/22/15	23,000,000	22,996,378
0.271%	5/21/15	5/21/15	5,400,000	5,399,190
0.431%	12/21/15	12/21/15	9,000,000	8,974,845
Natixis, New York Branch, 0.06%	5/1/15	5/1/15	16,300,000	16,300,000

1      OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS Unaudited / Continued

	Final Legal
	Maturity Date*	Maturity Date**	Principal Amount	Value
PNC Bank NA:
0.281%	7/1/15	7/1/15	$15,000,000	$14,992,884
0.281%	7/13/15	7/13/15	4,000,000	3,997,729
0.411%	10/14/15	10/14/15	13,000,000	12,975,423
Swedbank AB, 0.20%	5/22/15	5/22/15	20,000,000	19,997,667
Total Direct Bank Obligations (Cost $147,320,964)				147,320,964

Short-Term Notes/Commercial Paper—42.0%
Capital Markets—4.4%
BNP Paribas Finance, Inc.:
0.18%	5/12/15	5/12/15	750,000	749,959
0.26%	6/10/15	6/10/15	35,000,000	34,989,889
				35,739,848

Leasing & Factoring—3.0%
American Honda Finance Corp., 0.261%[1]	6/4/15	6/4/15	15,000,000	15,000,000
Hyundai Auto Receivables Trust 2015-B A1, 0.33%	4/15/16	4/15/16	1,600,000	1,600,000
Toyota Motor Credit Corp., 0.28%	8/17/15	8/17/15	8,600,000	8,592,776
				25,192,776

Municipal—6.7%
Berks Cnty. Industrial Development Authority Revenue Bonds, Lebanon Valley Mall Project, Series 96B, 0.25%[1]	5/7/15	5/7/15	1,290,000	1,290,000
Byron, WI Industrial Development Revenue Bonds, Ocean Spray, Inc., Series 1998, 0.21%[1]	5/7/15	5/7/15	6,500,000	6,500,000
East Moline, IL Industrial Development Revenue Bonds, Elliot Aviation Project, Series 1999, 0.19%[1]	5/7/15	5/7/15	1,120,000	1,120,000
Easton, MD Bonds, William Hill Manor Facility, Series 2009B, 0.17%[1]	5/7/15	5/7/15	3,915,000	3,915,000
MI Finance Authority School Loan Revolving Fund Revenue Bonds, Series 2014A, 0.10%[1]	5/7/15	5/7/15	5,000,000	5,000,000
Mountain Agency, Inc. (The) Securities, Series 2003, 0.24%[1]	5/7/15	5/7/15	7,745,000	7,745,000
MS Business Finance Corp. Bonds, Olin Corp. Project, Series 2005, 0.22%[1]	5/7/15	5/7/15	1,700,000	1,700,000
Newport News, VA Economic Development Authority Bonds, Newport News Shipbuilding Project, Series A, 0.23%[1]	5/7/15	5/7/15	2,800,000	2,800,000
OH Air Quality Development Authority, AK Steel Project, Series 2004B, 0.12%[1]	5/7/15	5/7/15	10,000,000	10,000,000
Olathe, KS Industrial Development Revenue Bonds, Diamant Boart, Inc. Project, Series 1997B, 0.40%[1]	5/7/15	5/7/15	2,900,000	2,900,000
Tallahassee Orthopedic Center LC Bonds, Series 2004, 0.17%[1]	5/7/15	5/7/15	3,445,000	3,445,000
Tennis For Charity, Inc. Bonds, Series 2004, 0.08%[1]	5/7/15	5/7/15	5,585,000	5,585,000
WA Economic Development Finance Authority Industrial Development Revenue Bonds, Canam Steel Corp. Project, Series 2000D, 0.19%[1]	5/7/15	5/7/15	2,500,000	2,500,000
				54,500,000

Personal Products—0.7%
Reckitt Benckiser Treasury Services plc, 0.25%[3]	7/23/15	7/23/15	5,500,000	5,496,830
Pharmaceuticals—1.3%
Novartis Finance Corp., 0.09%[3]	5/6/15	5/6/15	10,700,000	10,699,866

2      OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS Unaudited / Continued

	Final Legal
	Maturity Date*	Maturity Date**	Principal Amount	Value
Receivables Finance—16.5%
Alpine Securitization Corp.:
0.15%	5/8/15	5/8/15	$1,000,000	$999,971
0.26%	7/21/15	7/21/15	16,500,000	16,490,348
0.26%	7/27/15	7/27/15	3,600,000	3,597,738

Barton Capital LLC, 0.13%[3]	5/1/15	5/1/15	1,000,000	1,000,000

Chariot Funding LLC, 0.381%[3]	1/14/16	1/14/16	1,100,000	1,097,004

CRC Funding LLC:
0.30%	9/23/15	9/23/15	17,000,000	16,979,458
0.30%	9/28/15	9/28/15	4,100,000	4,094,875

Gotham Funding Corp., 0.07%[3]	5/1/15	5/1/15	900,000	900,000

Manhattan Asset Funding Co.:
0.18%[3]	5/4/15	5/4/15	9,800,000	9,799,853
0.185%[3]	6/2/15	6/2/15	15,200,000	15,197,500

Old Line Funding Corp.:
0.23%[3]	5/18/15	5/18/15	10,900,000	10,898,816
0.28%[3]	6/16/15	6/16/15	15,000,000	14,994,633

Sheffield Receivables Corp.:
0.30%[3]	7/16/15	7/16/15	5,000,000	4,996,833
0.30%[3]	7/15/15	7/15/15	20,000,000	19,987,500

Thunder Bay Funding LLC, 0.29%[3]	9/25/15	9/25/15	13,300,000	13,284,251

Victory Receivables Corp., 0.13%[3]	5/1/15	5/1/15	750,000	750,000

				135,068,780

Special Purpose Financial—9.4%
Anglesea Funding LLC, 0.14%[2]	5/1/15	5/1/15	24,500,000	24,500,000

Bedford Row Funding Corp., 0.32%[1]	5/17/15	3/17/16	10,000,000	10,000,000

Collateralized Commercial Paper II Co. LLC, 0.351%[2]	10/6/15	10/6/15	15,000,000	14,976,958

Concord Minutemen Cap. Co. LLC, 0.14%	5/1/15	5/1/15	8,100,000	8,100,000

Crown Point Capital Co., 0.14%	5/1/15	5/1/15	8,000,000	8,000,000

Lexington Parker Capital Co. LLC, 0.14%[3]	5/1/15	5/1/15	8,100,000	8,100,000

Ridgefield Funding Co. LLC, 0.31%	8/6/15	8/6/15	3,500,000	3,497,076

				77,174,034

Total Short-Term Notes/Commercial Paper (Cost $343,872,134)				343,872,134

Total Investments, at Value (Cost $818,793,756)			100.0%	818,793,756

Net Other Assets (Liabilities)			0.0	(376,140)

Net Assets			100.0%	$818,417,616

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

* The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.

3      OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

Footnotes to Statement of Investments (Continued)

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $77,876,958 or 9.52% of the Fund’s net assets as of April 30, 2015.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $141,389,964 or 17.28% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

4      OPPENHEIMER CASH RESERVES

NOTES TO STATEMENT OF INVESTMENTS April 30, 2015 Unaudited

Organization

Oppenheimer Cash Reserves (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of

5      OPPENHEIMER CASH RESERVES

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2015 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Investments, at Value:
Assets Table
Certificates of Deposit	$—	$327,600,658	$—	$327,600,658
Direct Bank Obligations	—	147,320,964	—	147,320,964
Short-Term Notes/Commercial Paper	—	343,872,134	—	343,872,134

Total Assets	$—	$818,793,756	$—	$818,793,756

6      OPPENHEIMER CASH RESERVES

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/11/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/11/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	6/11/2015